GOODWILL AND INTANGIBLES (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 2,186.3	$ 747.1	$ 2,174.1	$ 747.1
Acquisition activity	11.9	0.0
Foreign currency translation adjustment	0.3
Chlor Alkali Products and Vinyls Segment
Goodwill [Line Items]
Goodwill	1,887.4	747.1	1,877.5	747.1
Acquisition activity	9.7	0.0
Foreign currency translation adjustment	0.2
Epoxy Segment
Goodwill [Line Items]
Goodwill	298.9	0.0	$ 296.6	$ 0.0
Acquisition activity	2.2	$ 0.0
Foreign currency translation adjustment	$ 0.1